share-based compensation - Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
share-based compensation
Employee benefits expense	$ 171	$ 201
Associated operating cash outflows	(54)	(79)
Statement of cash flows adjustment	117	122
TELUS technology solutions
share-based compensation
Employee benefits expense	144	168
Associated operating cash outflows	(45)	(53)
Statement of cash flows adjustment	99	115
Digitally-led customer experiences
share-based compensation
Employee benefits expense	27	33
Associated operating cash outflows	(9)	(26)
Statement of cash flows adjustment	18	7
Restricted share units
share-based compensation
Employee benefits expense	127	158
Associated operating cash outflows	(9)	(25)
Statement of cash flows adjustment	118	133
Restricted share units | Restructuring Costs | Digitally-led customer experiences
share-based compensation
Employee benefits expense	128	151
Employee share purchase plan
share-based compensation
Employee benefits expense	43	45
Associated operating cash outflows	(43)	(45)
Share option awards
share-based compensation
Employee benefits expense	1	(2)
Associated operating cash outflows	(2)	(9)
Statement of cash flows adjustment	$ (1)	$ (11)